N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Nationwide Destination Income Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.70%[1]	1.73%[1]
	Investment options (underlying mutual fund fees and expenses)	0.48%[2]	1.22%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge; or for Guaranteed Lifetime Withdrawals, as a percentage of the
Current Guaranteed Lifetime Withdrawal Base, plus a percentage attributable to the
Contract Maintenance Charge.
2 As a percentage of underlying mutual fund assets.

	Lowest Annual Cost Estimate: $1,119.27	Highest Annual Cost Estimate: $2,716.48
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive underlying mutual fund fees and expenses • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive underlying mutual fund fees and expenses • No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.70%[1]	1.73%[1]
	Investment options (underlying mutual fund fees and expenses)	0.48%[2]	1.22%[2]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract
Maintenance Charge; or for Guaranteed Lifetime Withdrawals, as a percentage of the
Current Guaranteed Lifetime Withdrawal Base, plus a percentage attributable to the
Contract Maintenance Charge.
2 As a percentage of underlying mutual fund assets.

	Lowest Annual Cost Estimate: $1,119.27	Highest Annual Cost Estimate: $2,716.48
	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive underlying mutual fund fees and expenses • No additional purchase payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive underlying mutual fund fees and expenses • No additional purchase payments, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.70%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.73%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge; or for Guaranteed Lifetime Withdrawals, as a percentage of the Current Guaranteed Lifetime Withdrawal Base, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.48%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.22%
Investment Options (of Other Amount) Minimum [Percent]	0.48%
Investment Options (of Other Amount) Maximum [Percent]	1.22%
Investment Options Footnotes [Text Block]	As a percentage of underlying mutual fund assets.
Lowest Annual Cost [Dollars]	$ 1,119.27
Highest Annual Cost [Dollars]	$ 2,716.48
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).• Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year.The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Maximum Administrative Expense[1]	$30
Base Contract Expenses[2] (assessed as an annualized percentage of the Daily Net Assets or assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)	1.70%
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Fee, Administrative Fee, and Guaranteed Lifetime Withdrawal Fee, as appropriate. The Mortality and Expense Risk Fee and Administrative Fee are assessed as an annualized percentage of the Daily Net Assets, while the Guaranteed Lifetime Withdrawal Fee is assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base. Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The maximum Guaranteed Lifetime Withdrawal Fee is 1.20% of the Current Guaranteed Lifetime Withdrawal Base. For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.48%	1.22%

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.70%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Fee, Administrative Fee, and Guaranteed Lifetime Withdrawal Fee, as appropriate. The Mortality and Expense Risk Fee and Administrative Fee are assessed as an annualized percentage of the Daily Net Assets, while the Guaranteed Lifetime Withdrawal Fee is assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base. Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The maximum Guaranteed Lifetime Withdrawal Fee is 1.20% of the Current Guaranteed Lifetime Withdrawal Base. For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,308
Surrender Expense, 1 Year, Minimum [Dollars]	2,531
Surrender Expense, 3 Years, Maximum [Dollars]	10,091
Surrender Expense, 3 Years, Minimum [Dollars]	7,781
Surrender Expense, 5 Years, Maximum [Dollars]	17,107
Surrender Expense, 5 Years, Minimum [Dollars]	13,293
Surrender Expense, 10 Years, Maximum [Dollars]	35,711
Surrender Expense, 10 Years, Minimum [Dollars]	28,311
Annuitized Expense, 3 Years, Maximum [Dollars]	10,091
Annuitized Expense, 3 Years, Minimum [Dollars]	7,781
Annuitized Expense, 5 Years, Maximum [Dollars]	17,107
Annuitized Expense, 5 Years, Minimum [Dollars]	13,293
Annuitized Expense, 10 Years, Maximum [Dollars]	35,711
Annuitized Expense, 10 Years, Minimum [Dollars]	28,311
No Surrender Expense, 1 Year, Maximum [Dollars]	3,308
No Surrender Expense, 1 Year, Minimum [Dollars]	2,531
No Surrender Expense, 3 Years, Maximum [Dollars]	10,091
No Surrender Expense, 3 Years, Minimum [Dollars]	7,781
No Surrender Expense, 5 Years, Maximum [Dollars]	17,107
No Surrender Expense, 5 Years, Minimum [Dollars]	13,293
No Surrender Expense, 10 Years, Maximum [Dollars]	35,711
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,311
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	None	• Withdrawals must be at least $100 each
Guaranteed Lifetime Withdrawals	Guaranteed lifetime income stream	1.20% (Current Income Benefit Base)	1.00% (Current Income Benefit Base)	• Current charge could change
Spousal Continuation Option	Second death benefit	None	None	• Contract Owners who previously elected the Plan’s spousal benefit will automatically elect this benefit
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Spousal Continuation Option	Second death benefit	None	None
• Limited availability
• For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
• The spouse cannot be younger than
40 or older than 90 when the
withdrawals begin
• Spouse must be named as
Contingent Annuitant

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	None	• Withdrawals must be at least $100 each
Guaranteed Lifetime Withdrawals	Guaranteed lifetime income stream	1.20% (Current Income Benefit Base)	1.00% (Current Income Benefit Base)	• Current charge could change
Spousal Continuation Option	Second death benefit	None	None	• Contract Owners who previously elected the Plan’s spousal benefit will automatically elect this benefit

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000107324NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000107324NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	-13.70%	2.74%	4.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%*	-12.07%	1.26%	2.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	-13.07%	2.39%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.48%	1.29%	0.94%	0.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.99%	2.01%	4.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-12.19%	0.70%	2.22%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.39%	1.61%	3.76%

Portfolio Company Objective [Text Block]	Type
Nationwide Destination Income Annuity | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Destination Income Annuity | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Destination Income Annuity | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Destination Income Annuity | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Destination Income Annuity | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Destination Income Annuity | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future. In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Nationwide Destination Income Annuity | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Destination Income Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Destination Income Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Nationwide Destination Income Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.• Each investment option has its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Destination Income Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	4.88%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(12.07%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	2.46%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	2.39%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	1.29%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.51%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	2.01%
Average Annual Total Returns, 10 Years [Percent]	4.45%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(12.19%)
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Nationwide Destination Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Nationwide Destination Income Annuity | GuaranteedLifetimeWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawals
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.20%
Standard Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	• Current charge could change
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawals
Nationwide Destination Income Annuity | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Nationwide Destination Income Annuity | SpousalContinuationOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Spousal Continuation OptionSpousal Continuation Option
Purpose of Benefit [Text Block]	Second death benefitSecond death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Contract Owners who previously elected the Plan’s spousal benefit will automatically elect this benefit• Limited availability• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• The spouse cannot be younger than 40 or older than 90 when the withdrawals begin• Spouse must be named as Contingent Annuitant
Name of Benefit [Text Block]	Spousal Continuation OptionSpousal Continuation Option
Nationwide Destination Income Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.